Revenue Recognition (Details)	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Mobile Leasing [Member]
Revenue Recognition (Details) [Line Items]
Leasing term of mobile phones		3 years
Mobile Leasing [Member] | TINGO, INC. [Member]
Revenue Recognition (Details) [Line Items]
Leasing term of mobile phones	3 years	3 years	3 years
Nwassa Services [Member]
Revenue Recognition (Details) [Line Items]
Leasing term of mobile phones		3 years
Nwassa Services [Member] | TINGO, INC. [Member]
Revenue Recognition (Details) [Line Items]
Leasing term of mobile phones	3 years		3 years